Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2060 Fund	May 30, 2023
Bar Chart Table:
Annual Return, Inception Date	Jun. 07, 2017
Fidelity Freedom 2060 Fund - Class K6
Bar Chart Table:
Annual Return 2018	(8.69%)
Annual Return 2019	25.60%
Annual Return 2020	18.53%
Annual Return 2021	16.71%
Annual Return 2022	(18.09%)